RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of prepaid expenses - related parties (Details)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Total prepaid expenses - related parties	$ 0		¥ 0	¥ 217,600
Monthly Payment [Member]
Operating Leases annual rental expense	200,000	¥ 1,440,000
Founders [Member]
Total prepaid expenses - related parties	0		0	132,600
Founders' family member [Member]
Total prepaid expenses - related parties	$ 0		¥ 0	¥ 85,000
Nanjing Recon [Member] | Founders [Member]
Lessee, Operating Lease, Period of Contract	April 1, 2020 - March 31, 2022	April 1, 2020 - March 31, 2022
Nanjing Recon [Member] | Founders [Member] | Monthly Payment [Member]
Operating Leases annual rental expense	$ 5,658	¥ 40,000
Bhd [Member] | Founders [Member]
Lessee, Operating Lease, Period of Contract	Jan 1, 2020- Dec 31, 2020	Jan 1, 2020- Dec 31, 2020
Bhd [Member] | Founders [Member] | Monthly Payment [Member]
Operating Leases annual rental expense	$ 3,183	¥ 22,500
Bhd [Member] | Founders' family member [Member]
Lessee, Operating Lease, Period of Contract	Jan 1, 2020- Dec 31, 2020	Jan 1, 2020- Dec 31, 2020
Bhd [Member] | Founders' family member [Member] | Monthly Payment [Member]
Operating Leases annual rental expense	$ 6,719	¥ 47,500
Recon BJ [Member] | Founders [Member]
Lessee, Operating Lease, Period of Contract	July 1, 2020-Jun 1 ,2021	July 1, 2020-Jun 1 ,2021
Recon BJ [Member] | Founders [Member] | Monthly Payment [Member]
Operating Leases annual rental expense	$ 1,414	¥ 10,000